Income Taxes Tax Effects of the Major Items Recorded as Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Inventories	$ 8.6	$ 4.8
Restructuring liabilities	15.4	5.2
Expense accruals	6.2	10.5
Property, plant, and equipment	0.0	7.0
Pension, medical, and other post-employment benefits	15.5	17.5
Net operating loss carryforwards	64.6	67.0
Tax credits	9.9	11.5
Intellectual property	6.2
Other	1.3	6.3
Total deferred tax assets	127.7	129.8
Valuation allowance	(92.2)	(81.8)
Net deferred tax assets	35.5	48.0
Property, plant, and equipment	(2.0)	0.0
Other	(3.2)	(5.0)
Total deferred tax liabilities	(5.2)	(5.0)
Net deferred tax assets	$ 30.3	$ 43.0